EMPLOYEE BENEFIT OBLIGATIONS - Surplus/(Deficit) in Plans by Region (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	£ (112)	£ (114)
United Kingdom
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	1	1
North America
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	(21)	(23)
Western Continental Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	(57)	(56)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit) in plan	£ (35)	£ (36)